CONVERTIBLE DEBT (Details 1) - Fair Value, Inputs, Level 3 [Member]	12 Months Ended
Dec. 31, 2019
Stock Price [Member] | Maximum [Member]
Embedded Derivative Liability, Measurement Input	0.10
Stock Price [Member] | Minimum [Member]
Embedded Derivative Liability, Measurement Input	0.07
Volatility [Member] | Maximum [Member]
Embedded Derivative Liability, Measurement Input	195.7
Volatility [Member] | Minimum [Member]
Embedded Derivative Liability, Measurement Input	153.9
Risk-Free Rate [Member] | Maximum [Member]
Embedded Derivative Liability, Measurement Input	1.87
Risk-Free Rate [Member] | Minimum [Member]
Embedded Derivative Liability, Measurement Input	1.60
Probability of QPI [Member]
Embedded Derivative Liability, Measurement Input	0.50
Terms [Member] | Maximum [Member]
Embedded Derivative, Term	1 year
Terms [Member] | Minimum [Member]
Embedded Derivative, Term	8 months 19 days